Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
G.	Stock-Based Compensation

The Company maintains a stock-based compensation plan (the “
Incentive Stock Plan”) that governs stock awards made to employees and directors prior to completion of the IPO.

In
November 2014,
the Board of Directors of the Company ("the Board"), and in
April 2015,
the Company's stockholders, approved the Company's
2014
Equity Incentive Plan (the
“2014
Plan”), which became effective in
April 2015.
The
2014
Plan provides for the grant of stock options, other forms of equity compensation, and performance cash awards. The maximum number of shares of common stock that may
be issued under the
2014
Plan is
6,530,725
as of

September 30, 2020
.
The number of shares of common stock reserved for issuance under the
2014
Plan will automatically increase on
January 1
of each year, beginning on
January 1, 2016,
and ending on and including
January 1, 2024,
by
4%
of the total number of shares of the Company's capital stock outstanding on
December 31
of the preceding calendar year, or a lesser number of shares determined by the Board. Pursuant to the terms of the
2014
Plan, on
January 1,
2020
,
the common stock reserved for issuance under the
2014
Plan automatically increased by
1,454,031
shares.

During
2020,
the Company granted to certain consultants fully vested restricted stock awards ("RSAs") under the
2014
Plan. The RSAs were granted as compensation in accordance with each consultants consulting agreement for services performed during
2020.
 For the
three
and
nine
months ended
September 30, 2020
, RSAs were granted for a total of
22,180
and
147,379
shares of common stock.

During the
second
quarter of
2019,
the Company granted to each non-employee member of the Company's board of directors (each a "non-employee Director")
two
separate fully vested RSAs under the
2014
Plan. The RSAs were granted in lieu of the quarterly cash compensation payable under the Company's Third Amended and Restated Non-Employee Director Compensation Policy to each non-employee Director for service as a member of the Company's board of directors, and applicable committees thereof, for the first
and
second
quarters of
2019.
 For the
three
and
nine
months ended
September 30, 2019
, RSAs were granted for a total of
81,720
shares of common stock.
No
RSAs were granted during the
three
months ended
September 30, 2019.

During the
three
and
nine
months ended
September 30, 2020,
stock options were exercised for a total of
4,470
shares of common stock.
No
stock options were exercised during the

three
and
nine
 months ended
September 30, 2020
and
2019
.

Stock-based compensation expense recorded under the Incentive Stock Plan and the
2014
Plan is included in the following line items in the accompanying condensed statements of operations (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$157	$400	$748	$1,196
General and administrative	228	657	866	2,468
Severance expense	—	—	420	—
Total stock-based compensation expense	$385	$1,057	$2,034	$3,664

There was
$0.3
million of stock-based compensation expense related to performance-based awards recognized during the three
and
nine
months ended
September 30, 2020
. There was
no
stock-based compensation expense related to performance-based awards recognized during the three
months ended September
30,
2020
or the
three
and
nine
months ended
September 30, 2019
.

L.	Stock-Based Compensation

The Company maintains a stock-based compensation plan (the “Incentive Stock Plan”) that governs stock awards made to employees and directors prior to completion of the IPO.

In
November 2014,
the Board of Directors of the Company ("the Board"), and in
April 2015,
the Company’s stockholders, approved the Company’s
2014
 Equity Incentive Plan (the
“2014
 Plan”), which became effective in
April 2015.
The
2014
 Plan provides for the grant of stock options, other forms of equity compensation, and performance cash awards. The maximum number of shares of common stock that may
be issued under the
2014
 Plan is
5,076,694
 as of
December 31, 2019.
The number of shares of common stock reserved for issuance under the
2014
 Plan will automatically increase on
January 1
of each year, beginning on
January 1, 2016,
and ending on and including
January 1, 2024,
by
4%
 of the total number of shares of the Company’s capital stock outstanding on
December 31
of the preceding calendar year, or a lesser number of shares determined by the Board. Pursuant to the terms of the
2014
 Plan, on
January 1, 2020,
the common stock reserved for issuance under the
2014
 Plan automatically increased by
1,454,031
shares.

During the
second
quarter of
2019,
the Company granted to each non-employee member of the Company's board of directors (each a "non-employee Director")
two
separate fully vested restricted stock awards ("RSAs") under the
2014
Plan. The RSAs were granted in lieu of the quarterly cash compensation payable under the Company's Third Amended and Restated Non-Employee Director Compensation Policy to each non-employee Director for service as a member of the Company's board of directors, and applicable committees thereof, in the first
and
second
quarters of
2019.
 For the
first
and
second
quarter of
2019,
 RSAs were granted for a total of
42,436
and
39,284
shares of common stock, respectively.

In addition, the Company granted to a consultant fully vested RSAs under the
2014
Plan. The RSAs were granted as part of the monthly compensation package to the consultant for services performed. As of
December 31, 2019,
RSAs were granted for a total of
20,019
shares of common stock for this purpose.

During the year ended
December 31, 2019
no
stock options were exercised. During the year ended
December 31, 2019
and
2018
, stock options to acquire
23,682
 shares of common stock were exercised for approximately
$68,000
with an intrinsic value of approximately
$69,000
.

Stock-based compensation expense recorded unde
r the Incentive Stock Plan and the
2014
Plan is included in the following line items in the accompanying statements of operations (in thousands):

	Year ended December 31,
	2019	2018
Research and development	$1,459	$1,608
General and administrative	2,951	3,651
Severance expense	-	1,236
Total stock-based compensation expense	$4,410	$6,495

Stock Option Awards

The Company estimates the fair value of stock options using the Black-Scholes option-pricing model, which requires the use of subjective assumptions, including the expected term of the option, the expected stock price volatility, expe cted dividend yield and the risk-free interest rate for the expected term of the option. The expected term represents the period of time the stock options are expected to be outstanding. Due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options, the Company uses the simplified method to estimate the expected term for its “plain vanilla” stock options. Under the simplified method, the expected term of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. Some options, for example those that have exercise prices in excess of the fair value of the underlying stock, are not
considered “plain vanilla” stock options. For these options, the Company uses an expected term equal to the contractual term of the option. Expected volatility for options granted prior to the second
anniversary of the IPO is based on a blend of historical volatilities for publicly traded stock of comparable compan
ies and the Company over the estimated expected term of the stock options.
For options granted after the
second
anniversary of the IPO, expected volatility is based on the Company's historical volatility over the estimated expected term of the stock options.
The Company assumes
no
dividend yield because dividends are
not
expected to be paid in the near future, which is consistent with the Company’s history of not
paying dividends.

The Company recogni
zes compensation expense related to stock-based payment transactions upon satisfaction of the requisite service or vesting requirements. Forfeitures are estimated at the time of grant and revised based on actual forfeitures, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Using the Black-Scholes option-pricing model, the weighted-average fair value of awards granted during the years ended
December 31, 2019
and
2018
, fair value was
$1.43
 and
$4.05
per sha
re, respectively. The assumptions used to estimate fair value are as follows:

	Year Ended December 31,
	2019	2018
Risk-free interest rate	1.75% - 2.61%	2.43% - 2.91%
Expected term (in years)	5.50 - 10.00	5.50 - 6.79
Expected volatility	84.82% - 85.93%	83.10% - 85.05%
Expected dividend yield	0%	0%

The activity under the Incentive Stock Plan and the
2014
Plan
for the year ended
December 31, 2019
,
is summarized as follows:

		Weighted	Weighted Avg	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Term	Value
Outstanding balance at January 1, 2019	3,704,755	$9.35	7.48	$-
Granted	2,291,820	$1.84
Exercised or released	(101,739)	$-
Canceled or forfeited	(675,950)	$8.80
Expired	(26,664)	$4.80
Outstanding balance at December 31, 2019	5,192,222	$6.31	7.63	$-
Exercisable at December 31, 2019	2,154,640	$10.80	6.04	$-
Vested and expected to vest at December 31, 2019	4,503,063	$7.16	7.30	$-

Information regarding currently outstanding and exercisable options as of
December 31, 2019
,
is as follows:

	Options Outstanding		Options Exercisable
		Weighted Avg		Weighted Avg
	Number of	Remaining	Number of	Remaining
Exercise Price	Shares	Contractual Term	Shares	Contractual Term
$0.52 to $5.00	2,902,995	8.72	479,039	7.19
$5.01 to $10.00	1,102,844	6.74	599,969	5.62
$10.01 to $15.00	471,833	5.94	381,208	5.90
$15.01 to $20.00	379,550	5.70	359,424	5.67
$20.01 to $20.45	335,000	5.68	335,000	5.68
	5,192,222	7.63	2,154,640	6.04

The total fair value of stock options vested during the years ended
December 31, 2019
and
2018
, was
$4.9
million and
$5.9
million, respectively.

Unvested stock options as of
December 31, 2019
and
2018
, were as follows:

	Number of Unvested Shares
	December 31,
Exercise Price	2019	2018
$0.52 to $5.00	2,423,956	634,751
$5.01 to $10.00	502,875	818,900
$10.01 to $15.00	90,625	186,584
$15.01 to $20.00	20,126	139,988
$20.01 to $20.45	-	86,950
Total number of unvested stock options	3,037,582	1,867,173

As of
December 31, 2019
,
there was
$3.8
million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the
2014
Plan. That compensation cost is expected to be recognized over a weighted-average period of
2.29
years.

There was
no
stock-based compensation expense related to performance-based awards recognized during the years ended
December 31,
2019
 or
2018
.